Stockholders' Equity and Mezzanine Equity - Schedule of Company's Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Nov. 25, 2015
Expiration Price	Nov. 25, 2025
No. of shares	62,500
Exercise Price per Share | $ / shares	$ 0.58
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Mar. 31, 2016
Expiration Price	Mar. 31, 2026
No. of shares	37,500
Exercise Price per Share | $ / shares	$ 0.58
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Aug. 30, 2019
Expiration Price	Aug. 30, 2029
No. of shares	265,060
Exercise Price per Share | $ / shares	$ 0.83
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Dec. 10, 2021
Expiration Price	Dec. 10, 2031
No. of shares	215,054
Exercise Price per Share | $ / shares	$ 0.93
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance Date	Feb. 25, 2022
Expiration Price	Feb. 25, 2032
No. of shares	16,321
Exercise Price per Share | $ / shares	$ 1.58
Common stock warrants [Member]
Class of Warrant or Right [Line Items]
No. of shares	596,435